Reconciliation of Enterprise Value to its Reorganization Value (Detail) $ in Thousands	Jul. 31, 2017 USD ($)
Reorganizations [Abstract]
Enterprise Value	$ 1,050,000
Add: Cash and cash equivalents	560,866
Less: Amounts due to General Unsecured Creditors	(102,193)
Add: Other working capital liabilities	425,962
Total value of Successor assets	$ 1,934,635